FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants related to share purchase agreements	$ 6		$ 2
Gain (loss) on revaluation of warrants	(4)	$ 22
Level 3 [Member] | A' Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants related to share purchase agreements	$ 6		$ 2